RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29.    RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2021	2022

	(HK$ in thousands)
Cash and cash equivalent	372	349

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2021	2022

	(HK$ in thousands)
Payables in relation to cloud equipment and services from Tencent Group	85,887	48,672
Payables to Tencent Group in relation to ESOP management services	1,307	3,822
SMS channel services from Tencent Group	265	231
	87,459	52,725

(c)    Transactions with Related Parties

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)

Cloud service fee	48,940	114,386	171,692
Softwares purchased	508	3,869	1,997
SMS channel service fee	2,511	1,197	1,018
ESOP management service income	595	640	675
Other services	—	135	335
Equipment purchased	4,496	45,658	—
Advertising expenses	159	—	—
	57,209	165,885	175,717

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service.

29.    RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(d)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2021 and 2022, were payables to directors and officers of HK$44,480 thousand and HK$29,705 thousand, respectively. Revenue earned by providing brokerage services to directors and officers and their spouses amounts to HK$1,642 thousand, HK$1,430 thousand and HK$624 thousand for the years ended December 31, 2020, 2021 and 2022, respectively.